Employee Benefit Plans - Summary of Total PRSUs Activity (Details) - Performance Restricted Stock Units [Member]	3 Months Ended
Mar. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	27,460,364
Non-vested	27,460,364